RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

22.                               RESTRICTED NET ASSETS

Relevant PRC statutory laws and regulations permit the payment of dividends by the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.  In addition, PRC laws and regulations require that annual appropriations of 10% of after-tax income be set aside as a reserve prior to the payment of dividends.  As a result of these PRC laws and regulations, the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances.  Restricted net assets totaled approximately $35,206, $48,761 and $60,472 as of December 31, 2009, 2010 and 2011, respectively.  As of December 31, 2009, 2010and 2011, the amount of retained earnings free of restrictions were nil, $5,226 and $56,625, respectively.